Leases - Lessor (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 item
Leases
Number of leased printers | item	0	1	2
Operating lease income	€ 9
Less than one year
Leases
Operating lease under IFRS 16	106	€ 38
1 to 3 years
Leases
Operating lease under IFRS 16	212
3 to 5 years
Leases
Operating lease under IFRS 16	€ 203